Leases - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Lessee, Lease, Description [Line Items]
Leases for terms	5 years
Depreciation of equipment under finance leases	$ 26,416
Capital lease obligations		$ 25,995
Minimum
Lessee, Lease, Description [Line Items]
Lessee, finance lease, renewal term	1 year
Maximum
Lessee, Lease, Description [Line Items]
Lessee, finance lease, renewal term	15 years